18. Financial instruments (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Notional value	R$ 0	R$ 0
Fair value	(36)	(167)
Effects of the fair value hedge recorded	129	722
Fair value hedge | Hedge item (debt)
Disclosure of detailed information about financial instruments [line items]
Notional value	1,039	1,768
Fair value	R$ 989	R$ 1,666